Group - Statement of Cash Flows - USD ($) $ in Millions	6 Months Ended				12 Months Ended
	Jun. 30, 2024		Jun. 30, 2023		Dec. 31, 2023
Cash flows from operating activities
Cash generated from operations	$ 735		$ 316
Dividends received from joint ventures	36		37
Taxation paid	(99)		(60)
Net cash inflow (outflow) from operating activities	672		293
Cash flows from investing activities
Capital expenditure on tangible and intangible assets	(490)		(453)
Dividends from associates and other investments	0		6
Proceeds from disposal of tangible assets	1		6
Deferred compensation received	5		0
Other investments and assets acquired	(18)		0
Loans advanced	(1)		(1)
Decrease (increase) in cash restricted for use	16		(1)
Interest received	60		49
Repayment of loans advanced to joint ventures	90		0
Net cash inflow (outflow) from investing activities	(337)		(394)
Cash flows from financing activities
Proceeds from borrowings	320		8		$ 343
Repayment of borrowings	(420)		(74)		(87)
Repayment of lease liabilities	(43)		(44)		(94)
Finance costs - borrowings	(63)		(56)		(111)
Finance costs - leases	(5)		(5)		(11)
Other borrowing costs	0		(1)
Dividends paid	(80)		(76)
Net cash inflow (outflow) from financing activities	(291)		(248)
Net increase (decrease) in cash and cash equivalents	44		(349)
Translation	(16)		(40)
Cash and cash equivalents at beginning of period	955		1,106		1,106
Cash and cash equivalents at end of period	$ 983	[1]	$ 717	[1]	$ 955

[1]	Cash and cash equivalents at the end of the period is net of a bank overdraft of $15m (Jun 2023: $5m).